Long-term investment (Tables)	6 Months Ended
Jun. 30, 2018
Long-term Investments [Abstract]
Schedule of Long-term Investment
As of December 31, 2017 and June 30, 2018, the long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2017
	US$		US$
Cost method investees
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	738,073
Equity method investee
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	8,207,136
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,202,661
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,118,800
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	413,210,492	49%	412,593,226
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	30,608,185
Wuhu Penghua Tenth Investment Center (Limited Partnership)	367,298,216	n/a	367,298,216
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	765,205
Total			829,773,150

	Initial Cost	Ownership	June 30, 2018
	US$		US$
Cost method investees
Zhengzhou Lianhe Real Estate Co., Ltd. (“Zhengzhou Lianhe”)	241,648	1.85%	302,270
Zhengzhou Taike Real Estate Co., Ltd. (“Zhengzhou Taike”)	738,073	3.75%	755,675
Equity method investees
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	7,683,611
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,004,446
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,312,426
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	505,162,873	49%	496,924,847
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	28,107,732
Wuhu Penghua Tenth Investment Center (Limited Partnership)	214,257,292	n/a	208,024,894
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	755,675
Zhengzhou Jiahe Real Estate Co., Ltd	44,291,183	33.5%	42,180,548
Suzhou Hengwan Real Estate Co., Ltd	18,613,537	16.66%	17,487,133
Madison Developments Limited.	19,095,969	50%	18,891,428
Henan Qingning Apartment Management Co., Ltd.	3,224,895	51%	3,084,379
Suzhou Litai Real Estate Co., Ltd.	9,284,103	19.99%	8,992,734
Total			842,507,798

Cost method investees
The following table summarizes the movement of the Company’s investment in Zhengzhou Lianhe and Zhengzhou Taike for the six months ended June 30, 2018:

June 30, 2018
US$
Balance as of January 1, 2018	979,721
Impairment on cost method investments	-
Exchange translation adjustment	78,224
Balance as of June 30, 2018 (Unaudited)	1,057,945